Form N-1A Supplement	Jul. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BLACKROCK ETF TRUST II
iShares Flexible Income Active ETF
(the “Fund”)
Supplement dated June 2, 2026 to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of the Fund, each dated November 28, 2025, as supplemented to date
The Fund currently operates as a diversified fund under the Investment Company Act of 1940, as amended. Accordingly, effective immediately, the following changes are made to the Fund’s Summary Prospectus, Prospectus and SAI, as applicable:
The penultimate paragraph of the section of the Summary Prospectus entitled “Principal Investment Strategies,” the penultimate paragraph of the section of the Prospectus entitled “Fund Overview— Principal Investment Strategies,” the penultimate paragraph of the section of the Prospectus entitled “More Information About the Fund— Additional Information on Principal Investment Strategies,” and the fourth paragraph of the section of the Prospectus entitled “More Information About the Fund” are deleted in their entirety.
The risk factor entitled “Non‑Diversification Risk” in the section of the Summary Prospectus entitled “Summary of Principal Risks,” the risk factor entitled “Non‑Diversification Risk” in the section of the Prospectus entitled “Fund Overview— Summary of Principal Risks” and the risk factor entitled “Non‑Diversification Risk” in the section of the Prospectus entitled “More Information About the Fund— A Further Discussion of Principal Risks” are deleted in their entirety.

iShares Flexible Income Active ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BLACKROCK ETF TRUST II
iShares Flexible Income Active ETF
(the “Fund”)
Supplement dated June 2, 2026 to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of the Fund, each dated November 28, 2025, as supplemented to date
The Fund currently operates as a diversified fund under the Investment Company Act of 1940, as amended. Accordingly, effective immediately, the following changes are made to the Fund’s Summary Prospectus, Prospectus and SAI, as applicable:
The penultimate paragraph of the section of the Summary Prospectus entitled “Principal Investment Strategies,” the penultimate paragraph of the section of the Prospectus entitled “Fund Overview— Principal Investment Strategies,” the penultimate paragraph of the section of the Prospectus entitled “More Information About the Fund— Additional Information on Principal Investment Strategies,” and the fourth paragraph of the section of the Prospectus entitled “More Information About the Fund” are deleted in their entirety.
The risk factor entitled “Non‑Diversification Risk” in the section of the Summary Prospectus entitled “Summary of Principal Risks,” the risk factor entitled “Non‑Diversification Risk” in the section of the Prospectus entitled “Fund Overview— Summary of Principal Risks” and the risk factor entitled “Non‑Diversification Risk” in the section of the Prospectus entitled “More Information About the Fund— A Further Discussion of Principal Risks” are deleted in their entirety.